Employee Benefits (Details 2)	Dec. 31, 2018	Dec. 31, 2017
Bottom of range [member]
Disclosure of principal actuarial assumptions [Line Items]
Discount rate	0.21%	0.21%
Rate of increase in future salary	0.77%	0.77%
Top of range [member]
Disclosure of principal actuarial assumptions [Line Items]
Discount rate	1.22%	1.60%
Rate of increase in future salary	4.49%	4.49%